Financial Instruments - Summary of Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurement of Contingent Consideration (Detail) - Level 3 - Contingent consideration
₺ in Thousands
12 Months Ended
Dec. 31, 2021 TRY (₺)
Disclosure of fair value of contingent consideration [line items]
Contingent consideration	₺ 1,245,592
Discount rate, measurement input
Disclosure of fair value of contingent consideration [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	₺ (51,092)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	₺ 55,485
Discount rate, measurement input | Minimum
Disclosure of fair value of contingent consideration [line items]
Significant unobservable input, liabilities	0.068
Discount rate, measurement input | Maximum
Disclosure of fair value of contingent consideration [line items]
Significant unobservable input, liabilities	0.080
Expected settlement date
Disclosure of fair value of contingent consideration [line items]
Period of reasonably possible increase in unobservable input, liabilities	1 year
Period of reasonably possible decrease in unobservable input, liabilities	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	₺ (53,167)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	₺ 57,145